Promissory Notes	12 Months Ended
Dec. 31, 2012
Debt Disclosure [Abstract]
Promissory Notes

NOTE 5 – PROMISSORY NOTES

During the year ended December 31, 2011, the Company received total proceeds of $807,427 from five individuals for promissory notes issued on April 1, 2011, and were due on December 31, 2013. Interest expense on the promissory notes was accrued at a rate of 10% per annum. Interest accrued on the notes for the year ended December 31, 2011 was $41,242. On October 25, 2011, the company issued 13,050,580 shares of common stock on conversion of the promissory notes, in exchange for retiring $652,527 worth of principal. At December 31, 2011, the balance on the promissory notes was $261,142 including accrued interest, representing a promissory note owed to an individual debt holder, and the remaining $32,627 in accrued interest on the portion of the notes which was converted into common stock of the Company.

On December 2, 2011, $1,000,000 in principal and $91,711 in accrued interest as discussed in Note 4 above are presented as part of the promissory notes in the consolidated financial statements. Interest accrued on the note for the year ended December 31, 2012 and 2011 including interest gifted was $24,335, and $101,903, respectively. At December 31, 2011, and 2012, the balance of the note including accrued interest was $0 and $1,101,903. The note bear interest at the rate of 12% and is due on January 02, 2014. The note and any interest due were convertible into common shares of the Company at a price of $0.02 per share at any time upon demand of the debt holder. During the year ended December 31, 2012, $1,341,900 in principal and $150,300 in accrued interest on the promissory notes were assigned to a third party that is not affiliated with the Company as discussed in Note 7.

During the year ended December 31, 2012, $343,000 in principal was converted into 4,345,000 shares of common stock.

As of December 31, 2012, Pacific Gold owes $1,170,456 in promissory notes.

During the year ended December 31, 2012, the Company received total proceeds of $1,513,700 from non-affiliates. The notes agreements of $1,462,700 of the proceeds accrue interest at a rate of 10% per annum from the date of the agreements. The principal and accrued interest is due on January 2, 2014. $51,000 of the new proceeds was interest free and converted into 2,040,000 shares of common stock.

A summary of the notes is as follows:

Balance at January 1, 2011	$90,000
Proceeds Received	807,427
Promissory Note Assigned	1,000,000
Interest Accrued thru December 31, 2011	143,145
Payments thru December 31, 2011	-
Conversions thru December 31, 2011	(652,527)
Balance at December 31, 2011	$1,388,045

Proceeds Received	1,513,700
Interest Accrued thru December 31, 2012	103,911
Payments thru December 31, 2012	-
Conversions thru December 31, 2012	(343,000)
Assignment of Promissory Note to Convertible Note thru December 31, 2012	(1,492,200)
Balance at December 31, 2012	$1,170,456